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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [X]; Amendment Number: 3

This Amendment (check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Frontier Capital Management Co., LLC
Address: 99 Summer Street, 19th Floor
         Boston, MA 02110

13F File Number: 28-12610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mr. William J. Ballou
Title: Chief Operating Officer & General Counsel
Phone: (617) 261-0777

Signature, Place and Date of Signing:


/s/ William J. Ballou     Boston, MA    February 17, 2009
---------------------   -------------   -----------------
[Signature]             [City, State]        [Date]

The purpose of this amendment is to notify that the original Filing made on February 10, 2009 was made under an incorrect CIK Code # 0001216488. The correct Filing may be found under the CIK Code # 0000351173 under Frontier Capital Management Co., Inc., 99 Summer St., 19th Floor, Boston, MA 02110.

Report Type

[_]  13F HOLDINGS REPORT

[_]  13F NOTICE

[_]  13F COMBINATION REPORT

I am signing this report as required by the Securities Exchange Act of 1934.